Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	0001418144
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013
PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund
Risk/Return:
Trading Symbol	PSR
PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:
Trading Symbol	PHDG

PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund
PowerShares Active U.S. Real Estate Fund
Investment Objective
PowerShares Active U.S. Real Estate Fund (the "Fund") seeks to achieve high total return through growth of capital and current income.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or in the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Active U.S. Real Estate Fund
Management Fees	0.80%
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
PowerShares Active U.S. Real Estate Fund	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT Equity REITs Index. The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profits from the ownership, leasing, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts ("REITs"). Equity REITs pool investors' funds for investments primarily in real estate properties or real estate-related loans (such as mortgages). The Fund also may invest in real estate operating companies ("REOCs"), as well as securities of other companies principally engaged in the U.S. real estate industry. REOCs are similar to REITs, except that REOCs reinvest their earnings into the business, rather than distributing them to unitholders like REITs.

The Fund structures and selects its investments primarily from a universe of securities that are included within the FTSE NAREIT Equity REITs Index at the time of purchase. In constructing the portfolio, Invesco Advisers, Inc., the Fund's sub-adviser ("Invesco" or the "Sub-Adviser"), analyzes quantitative and statistical metrics to identify attractively priced securities. The Sub-Adviser will consider selling or reducing a security position if: (i) the relative attractiveness of a security falls below desired levels; (ii) its quantitative risk/return profile changes significantly; or (iii) a more attractive investment opportunity is identified. The Sub-Adviser generally conducts the security and portfolio evaluation process monthly.

Under normal market conditions, the Fund anticipates being invested fully. However, the Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents that may include unaffiliated money market funds if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the Fund's losses in the event of falling market prices and provide liquidity to make additional investments.

Invesco PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of companies that are principally engaged in the U.S. real estate industry.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Risks of Investing in the Real Estate Industry. Investments in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate related to the Fund's holdings.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. The Fund concentrates in securities of companies in the real estate industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Annual Total Returns-Calendar Years

Best Quarter	Worst Quarter
33.10% (3rd Quarter 2009)	(32.28)% (1st Quarter 2009)

Average Annual Total Returns for the Periods Ended December 31, 2012

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Active U.S. Real Estate Fund	16.13%	31.55%	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund After Taxes on Distributions	15.32%	30.64%
PowerShares Active U.S. Real Estate Fund After Taxes on Distributions and Sale of Fund Shares	10.48%	27.53%
PowerShares Active U.S. Real Estate Fund FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes	19.70%	33.22%	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	16.00%	19.43%	Nov 20, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Active U.S. Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	PowerShares Active U.S. Real Estate Fund (the "Fund") seeks to achieve high total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or in the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT Equity REITs Index. The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profits from the ownership, leasing, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts ("REITs"). Equity REITs pool investors' funds for investments primarily in real estate properties or real estate-related loans (such as mortgages). The Fund also may invest in real estate operating companies ("REOCs"), as well as securities of other companies principally engaged in the U.S. real estate industry. REOCs are similar to REITs, except that REOCs reinvest their earnings into the business, rather than distributing them to unitholders like REITs.

The Fund structures and selects its investments primarily from a universe of securities that are included within the FTSE NAREIT Equity REITs Index at the time of purchase. In constructing the portfolio, Invesco Advisers, Inc., the Fund's sub-adviser ("Invesco" or the "Sub-Adviser"), analyzes quantitative and statistical metrics to identify attractively priced securities. The Sub-Adviser will consider selling or reducing a security position if: (i) the relative attractiveness of a security falls below desired levels; (ii) its quantitative risk/return profile changes significantly; or (iii) a more attractive investment opportunity is identified. The Sub-Adviser generally conducts the security and portfolio evaluation process monthly.

Under normal market conditions, the Fund anticipates being invested fully. However, the Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents that may include unaffiliated money market funds if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the Fund's losses in the event of falling market prices and provide liquidity to make additional investments.

Invesco PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of companies that are principally engaged in the U.S. real estate industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Risks of Investing in the Real Estate Industry. Investments in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate related to the Fund's holdings.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. The Fund concentrates in securities of companies in the real estate industry. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
33.10% (3rd Quarter 2009)	(32.28)% (1st Quarter 2009)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.28%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2012
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2009	rr_AnnualReturn2009	24.34%
Annual Return 2010	rr_AnnualReturn2010	26.92%
Annual Return 2011	rr_AnnualReturn2011	10.64%
Annual Return 2012	rr_AnnualReturn2012	16.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.64%
PowerShares Active U.S. Real Estate Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.53%

PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio
PowerShares S&P 500 Downside Hedged Portfolio
Investment Objective

The PowerShares S&P 500® Downside Hedged Portfolio (the "Fund") is an actively managed exchange-traded fund ("ETF") that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P 500 Downside Hedged Portfolio
Management Fees	0.39%
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS
PowerShares S&P 500 Downside Hedged Portfolio	40	125

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the end of the most recent fiscal year, the Fund had not yet commenced operations, and turnover data therefore is not available.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the S&P 500® Dynamic VEQTOR Index (the "Benchmark"). The Fund, in accordance with strategy allocation rules provided by Standard & Poor's ("S&P"), will invest in a combination of (i) equity securities contained in the S&P 500® Index and that are listed on a U.S. securities exchange, (ii) Chicago Board Options Exchange Volatility Index ("VIX Index") related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX Short Term Futures Index ("VIX Futures Index"), and (iii) money market instruments, cash and cash equivalents. The Fund will invest in money market instruments, cash and cash equivalents to provide liquidity, collateralize its futures contracts, or to track the Benchmark during times when the Benchmark moves its entire allocation to cash. In addition to its investments in the components of the Benchmark, the Fund also may invest in other VIX Index related instruments, including ETFs and exchange-traded notes ("ETNs") that are listed on a U.S. securities exchange and that provide exposure to the VIX Index (collectively with VIX Index futures contracts, the "VIX Index Related Instruments") and U.S. listed futures contracts that track the S&P 500® Index ("E-mini S&P 500 Futures") and are listed on the Chicago Mercantile Exchange ("CME").

The Benchmark is comprised of up to three types of components at any given time: an equity component, represented by the S&P 500® Index; a volatility component, represented by the VIX Futures Index; and cash. The VIX Futures Index measures the return from a long position in the VIX Index futures contracts traded on the Chicago Board Options Exchange ("CBOE"). The Benchmark's allocation to the VIX Futures Index serves as an implied volatility hedge, as volatility historically tends to correlate negatively to the performance of the U.S. equity markets (i.e., rapid declines in the performance of the U.S. equity markets generally are associated with particularly high volatility in such markets). "Implied volatility" is a measure of the expected volatility of the S&P 500® Index that is reflected in the value of the VIX Index. The VIX Index is a theoretical calculation and cannot be traded. The VIX Index measures the 30-day forward volatility of the S&P 500® Index as calculated based on the prices of certain put and call options on the S&P 500® Index.

The allocation among the Fund's investments will approximate the allocation among the components of the Benchmark. During periods of low volatility, a greater portion of the Fund's assets will be invested in equity securities, and during periods of increased volatility, a greater portion of the Fund's assets will be invested in VIX Index Related Instruments. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund can have a higher or lower exposure to any component within the Benchmark at any time.

The U.S. Index Committee of S&P (the "Committee"), a division of The McGraw-Hill Companies, Inc., maintains the Benchmark. The Committee meets monthly. At each meeting, the Committee reviews pending corporate actions that may affect Benchmark constituents, statistics comparing the composition of the Benchmark to the market, companies that are being considered as candidates for addition to the Benchmark, and any significant market events. In addition, the Committee may revise the Benchmark's policy covering rules for selecting companies, treatment of dividends, share counts or other matters.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities that the Fund holds – that is, securities contained within the S&P 500® Index and listed on a U.S. securities exchange – will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

VIX Index Risk. The CBOE can make methodological changes to the calculation of the VIX Index that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

Futures Contract Risk. The Fund may enter into U.S. listed futures contracts on the VIX Index and U.S. listed futures contracts on the S&P 500® Index to simulate full investment in the Benchmark, to facilitate trading or to reduce transaction costs. The Fund will not use futures for speculative purposes. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As the futures contracts on the VIX Index or an E-mini S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as "rolling." If the market for these contracts is in "contango," meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to "roll" the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in "contango" markets, resulting in a roll cost, which could adversely affect the value of the Shares. At any given time, the Fund's investment in VIX Index Related Instruments may not correspond identically to the direction of the VIX Index.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a stock index future and the movement in the underlying index. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin.

The Fund must segregate liquid assets or enter into off-setting positions to "cover" open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures" in the PowerShares Actively Managed Exchange Traded Fund Trust (the "Trust") Statement of Additional Information ("SAI").

Risk of Investing in ETFs. An ETF is a fund that is listed and traded on a U.S. stock exchange. Because the Fund may invest in ETFs, its investment performance may depend on the investment performance of the underlying ETF in which it invests. An investment in an ETF is subject to the risks associated with the ETF. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests (including operating expenses and management fees of the ETF), while continuing to pay its own management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). As a result, shareholders will absorb duplicate levels of fees with respect to the Fund's investments in ETFs.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Cash Transaction Risk. Unlike most ETFs, the Fund currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Shares may be less tax-efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Volatility Risk. The Fund seeks to achieve positive total returns in rising or falling markets. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund's long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Index Related Instruments in which the Fund invests. Each of the equity securities held by the Fund and the VIX Index Related Instruments are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and VIX Index Related Instruments and, consequently, the value of the Shares.

Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the securities in the Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Additionally, the trading prices of the equity securities the Fund holds and VIX Index Related Instruments in which the Fund invests and other instruments fluctuate in response to a variety of factors, including events that impact the entire market or specific market segments, such as political, market and economic developments. In addition, fluctuations in the VIX Index itself may indirectly affect the price of equity securities held by the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV"). As a result, an investor could lose money over short or even long periods.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The Fund commenced operations on December 6, 2012 and therefore does not have a performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.invescopowershares.com and provides some indication of the risk of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P 500 Downside Hedged Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The PowerShares S&P 500® Downside Hedged Portfolio (the "Fund") is an actively managed exchange-traded fund ("ETF") that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the end of the most recent fiscal year, the Fund had not yet commenced operations, and turnover data therefore is not available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the S&P 500® Dynamic VEQTOR Index (the "Benchmark"). The Fund, in accordance with strategy allocation rules provided by Standard & Poor's ("S&P"), will invest in a combination of (i) equity securities contained in the S&P 500® Index and that are listed on a U.S. securities exchange, (ii) Chicago Board Options Exchange Volatility Index ("VIX Index") related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX Short Term Futures Index ("VIX Futures Index"), and (iii) money market instruments, cash and cash equivalents. The Fund will invest in money market instruments, cash and cash equivalents to provide liquidity, collateralize its futures contracts, or to track the Benchmark during times when the Benchmark moves its entire allocation to cash. In addition to its investments in the components of the Benchmark, the Fund also may invest in other VIX Index related instruments, including ETFs and exchange-traded notes ("ETNs") that are listed on a U.S. securities exchange and that provide exposure to the VIX Index (collectively with VIX Index futures contracts, the "VIX Index Related Instruments") and U.S. listed futures contracts that track the S&P 500® Index ("E-mini S&P 500 Futures") and are listed on the Chicago Mercantile Exchange ("CME").

The Benchmark is comprised of up to three types of components at any given time: an equity component, represented by the S&P 500® Index; a volatility component, represented by the VIX Futures Index; and cash. The VIX Futures Index measures the return from a long position in the VIX Index futures contracts traded on the Chicago Board Options Exchange ("CBOE"). The Benchmark's allocation to the VIX Futures Index serves as an implied volatility hedge, as volatility historically tends to correlate negatively to the performance of the U.S. equity markets (i.e., rapid declines in the performance of the U.S. equity markets generally are associated with particularly high volatility in such markets). "Implied volatility" is a measure of the expected volatility of the S&P 500® Index that is reflected in the value of the VIX Index. The VIX Index is a theoretical calculation and cannot be traded. The VIX Index measures the 30-day forward volatility of the S&P 500® Index as calculated based on the prices of certain put and call options on the S&P 500® Index.

The allocation among the Fund's investments will approximate the allocation among the components of the Benchmark. During periods of low volatility, a greater portion of the Fund's assets will be invested in equity securities, and during periods of increased volatility, a greater portion of the Fund's assets will be invested in VIX Index Related Instruments. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund can have a higher or lower exposure to any component within the Benchmark at any time.

The U.S. Index Committee of S&P (the "Committee"), a division of The McGraw-Hill Companies, Inc., maintains the Benchmark. The Committee meets monthly. At each meeting, the Committee reviews pending corporate actions that may affect Benchmark constituents, statistics comparing the composition of the Benchmark to the market, companies that are being considered as candidates for addition to the Benchmark, and any significant market events. In addition, the Committee may revise the Benchmark's policy covering rules for selecting companies, treatment of dividends, share counts or other matters.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities that the Fund holds – that is, securities contained within the S&P 500® Index and listed on a U.S. securities exchange – will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

VIX Index Risk. The CBOE can make methodological changes to the calculation of the VIX Index that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

Futures Contract Risk. The Fund may enter into U.S. listed futures contracts on the VIX Index and U.S. listed futures contracts on the S&P 500® Index to simulate full investment in the Benchmark, to facilitate trading or to reduce transaction costs. The Fund will not use futures for speculative purposes. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As the futures contracts on the VIX Index or an E-mini S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as "rolling." If the market for these contracts is in "contango," meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to "roll" the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in "contango" markets, resulting in a roll cost, which could adversely affect the value of the Shares. At any given time, the Fund's investment in VIX Index Related Instruments may not correspond identically to the direction of the VIX Index.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a stock index future and the movement in the underlying index. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin.

The Fund must segregate liquid assets or enter into off-setting positions to "cover" open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and Risks – Futures" in the PowerShares Actively Managed Exchange Traded Fund Trust (the "Trust") Statement of Additional Information ("SAI").

Risk of Investing in ETFs. An ETF is a fund that is listed and traded on a U.S. stock exchange. Because the Fund may invest in ETFs, its investment performance may depend on the investment performance of the underlying ETF in which it invests. An investment in an ETF is subject to the risks associated with the ETF. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests (including operating expenses and management fees of the ETF), while continuing to pay its own management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). As a result, shareholders will absorb duplicate levels of fees with respect to the Fund's investments in ETFs.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Cash Transaction Risk. Unlike most ETFs, the Fund currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Shares may be less tax-efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Volatility Risk. The Fund seeks to achieve positive total returns in rising or falling markets. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund's long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Index Related Instruments in which the Fund invests. Each of the equity securities held by the Fund and the VIX Index Related Instruments are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and VIX Index Related Instruments and, consequently, the value of the Shares.

Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the securities in the Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Additionally, the trading prices of the equity securities the Fund holds and VIX Index Related Instruments in which the Fund invests and other instruments fluctuate in response to a variety of factors, including events that impact the entire market or specific market segments, such as political, market and economic developments. In addition, fluctuations in the VIX Index itself may indirectly affect the price of equity securities held by the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV"). As a result, an investor could lose money over short or even long periods.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on December 6, 2012 and therefore does not have a performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.invescopowershares.com and provides some indication of the risk of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 6, 2012 and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013